DEBT (Details) In Millions, unless otherwise specified	12 Months Ended																																																								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] TWCE [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] TWCE [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing July 2013 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing July 2013 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Feb 2014 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Feb 2014 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Apr 2014 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Apr 2014 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Feb 2015 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Feb 2015 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing May 2017 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing May 2017 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing July 2018 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing July 2018 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Feb 2019 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Feb 2019 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Apr 2019 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Apr 2019 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Feb 2020 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Feb 2020 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Feb 2021 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Feb 2021 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing Sep 2021 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing Sep 2021 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing June 2031 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing June 2031 [Member] TWC [Member] GBP (£)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing June 2031 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing June 2031 [Member] TWC [Member] GBP (£)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing May 2037 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing May 2037 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing July 2038 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing July 2038 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing June 2039 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing June 2039 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing Nov 2040 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing Nov 2040 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing Sep 2041 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing Sep 2041 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing July 2042 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Notes Maturing July 2042 [Member] TWC [Member] GBP (£)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing July 2042 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Notes Maturing July 2042 [Member] TWC [Member] GBP (£)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing Sep 2042 [Member] TWC [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing Sep 2042 [Member] TWC [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing Mar 2023 [Member] TWCE [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing Mar 2023 [Member] TWCE [Member] USD ($)	Dec. 31, 2013 Senior Notes And Debentures [Member] Debentures Maturing July 2033 [Member] TWCE [Member] USD ($)	Dec. 31, 2012 Senior Notes And Debentures [Member] Debentures Maturing July 2033 [Member] TWCE [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Commercial Paper Program [Member] USD ($)	Dec. 31, 2012 Commercial Paper Program [Member] USD ($)	Dec. 31, 2013 Capital Leases [Member] USD ($)	Dec. 31, 2012 Capital Leases [Member] USD ($)
Debt
Stated interest rate											6.20%		8.25%		7.50%		3.50%		5.85%		6.75%		8.75%		8.25%		5.00%		4.125%		4.00%		5.75%	5.75%			6.55%		7.30%		6.75%		5.875%		5.50%		5.25%	5.25%			4.50%		8.375%		8.375%
Principal amount											$ 1,500		$ 750		$ 1,000		$ 500		$ 2,000		$ 2,000		$ 1,250		$ 2,000		$ 1,500		$ 700		$ 1,000		$ 1,035				$ 1,500		$ 1,500		$ 1,500		$ 1,200		$ 1,250		$ 1,076				$ 1,250		$ 1,000		$ 1,000
Total debt, amount outstanding	25,052	26,689			25,003	26,664	22,938	24,594	2,065	2,070	0	1,516	752	768	1,006	1,031	512	523	2,111	2,167	1,975	2,034	1,240	1,238	1,969	1,992	1,481	1,478	697	697	993	992	1,032	623	1,012	623	1,493	1,492	1,496	1,496	1,463	1,462	1,179	1,178	1,230	1,229	1,066	644	1,046	643	1,243	1,243	1,024	1,027	1,041	1,043	0	0	0	0	49	25
Current maturities of long-term debt, amount outstanding	(1,767)	(1,518)
Total long-term debt, amount outstanding	23,285	25,171
Effective interest rate					5.88%
Estimated fair value of interest rate swap assets	85	294
Unamortized discount	158	173
Unamortized fair value adjustment	65	70
Revolving Credit Facility And Commercial Paper Program
Revolving credit facility, maximum borrowing capacity	3,500
Years to maturity from date of origination																																																									5 years
Basis spread on LIBOR variable rate																																																									1.10%
Facility fee	0.15%
Maximum letters of credit issuances	500
Maximum leverage ratio (in times)	5
Actual leverage ratio (in times)	3.1
Commercial paper program, maximum borrowing capacity	2,500
Unused committed financial capacity	3,960
Cash and equivalents	525	3,304	5,177	3,047
Available borrowing capacity	3,435
Outstanding letters of credit	65
Debt Issuance Costs
Debt issuance costs	0	26	25
Maturities
Repayments of principal one year from balance sheet date	1,758
Repayments of principal more than one and within two years from balance sheet date	509
Repayments of principal more than two and within three years from balance sheet date	5
Repayments of principal more than three and within four years from balance sheet date	2,004
Repayments of principal more than four and within five years from balance sheet date	2,002
Repayments of principal more than five years from balance sheet date	$ 18,709